Income Taxes (Details) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Income Taxes [Abstract]
U.S. federal and state deferred tax assets	$ 1,770,404			$ 2,399,621		$ 1,770,404	$ 1,053,237
Valuation allowance	$ 371,785	$ 503,920		503,920		371,785	221,180
Changes in valuation allowance				$ 132,135		$ 150,605	$ 150,605
Effective tax rate		43.90%	67.20%	69.90%	42.70%	27.80%	67.40%
Statutory tax rate				21.00%